Noninterest Revenue (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Underwriting:
Equity	$ 379	$ 413
Debt	982	751
Total underwriting	1,361	1,164
Advisory	432	297
Total investment banking fees	1,793	1,461
Principal transactions revenue
Trading revenue	3,940	4,386
Private equity gains/(losses)	805	162
Principal transactions	4,745	4,548
Asset management:
Investment management fees	1,494	1,327
All other asset management fees	144	109
Total asset management fees	1,638	1,436
Total administration fees	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635
Total commissions and fees	1,417	1,338
Total asset management, administration and commissions	$ 3,606	$ 3,265